INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment- revaluation (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Land and buildings
Property, plant and equipment
Carrying amount of land and buildings recognized if under cost model	$ 17,937,729	$ 12,549,876	$ 14,330,892